INCOME TAX EXPENSES (Details Narrative) ¥ in Thousands	4 Months Ended	6 Months Ended			8 Months Ended	12 Months Ended
	Apr. 30, 2021	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025	Dec. 31, 2021	Dec. 31, 2025 CNY (¥)	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Uncertain tax positions | ¥		¥ 0				¥ 0
Hong Kong Income Tax Within Two Million [Member]
Operating Loss Carryforwards [Line Items]
Investment company tax return of capital distribution | $			$ 2
Hong Kong Income Tax Beyond Two Million [Member]
Operating Loss Carryforwards [Line Items]
Investment company tax return of capital distribution | $			$ 2
HONG KONG | Hong Kong Income Tax Within Two Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		8.25%	8.25%
HONG KONG | Hong Kong Income Tax Beyond Two Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		16.50%	16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction	75.00%	50.00%	50.00%		100.00%		50.00%
Withholding tax rate		10.00%	10.00%
Undistributed earnings available for distribution | ¥		¥ 344,825				¥ 334,248
Statute of limitations year		3 years	3 years
Statute of limitations extended period		5 years	5 years
CHINA | PRC and Hong Kong Special Administrative Region [Member]
Operating Loss Carryforwards [Line Items]
Withholding tax rate		5.00%	5.00%
CHINA | Arrangement between PRC and Hong Kong Special Administrative Region on Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital [Member]
Operating Loss Carryforwards [Line Items]
Withholding tax rate		10.00%	10.00%
Minimum percentage of equity interests		25.00%	25.00%
CHINA | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction		75.00%	75.00%
CHINA | New Technology Enterprises [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		15.00%	15.00%
CHINA | Enterprise Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		25.00%	25.00%
CHINA | Subsidiaries And Variable Interest Entities And Predecessor Operations [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		25.00%	25.00%